Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

NOTE 4 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid rents	$18,000	$13,893
Deposits	27,906	99,104
Prepaid expense	37,699	71,939
Less: allowance for uncollectible balances	(3,468)	(3,565)
Prepayments and other current assets; net	$80,137	$181,371

Allowance for credit losses movement is as follows:

	December 31, 2024	December 31, 2023
Beginning balance	$3,565	$3,670
Foreign currency translation adjustments	(97)	(105)
Ending balance	$3,468	$3,565